Fair Values of Pension Plan Assets by Asset Category (Detail) (Pension Plan, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Asset	$ 16,479	$ 15,675
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Asset	1,169	963
Accrued Dividends
Defined Benefit Plan Disclosure [Line Items]
Asset	8	4
Global Equities
Defined Benefit Plan Disclosure [Line Items]
Asset	8,106	7,458
Government Bond
Defined Benefit Plan Disclosure [Line Items]
Asset	739	772
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Asset	6,152	6,183
Group annuity/insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Asset	305	295
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Asset	9,283	8,425
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Asset	1,169	963
Fair Value, Inputs, Level 1 | Accrued Dividends
Defined Benefit Plan Disclosure [Line Items]
Asset	8	4
Fair Value, Inputs, Level 1 | Global Equities
Defined Benefit Plan Disclosure [Line Items]
Asset	8,106	7,458
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Asset	6,891	6,955
Fair Value, Inputs, Level 2 | Government Bond
Defined Benefit Plan Disclosure [Line Items]
Asset	739	772
Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Asset	6,152	6,183
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Asset	305	295
Fair Value, Inputs, Level 3 | Group annuity/insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Asset	$ 305	$ 295